Expenses by nature	12 Months Ended
Dec. 31, 2017
Expenses by nature [Abstract]
Expenses by nature

22. Expenses by nature

	December 31,
	2017	2016	2015
Transactions costs	(661,067)	(283,630)	(145,969)
Cost of goods sold	(451,635)	(233,419)	(178,608)
Marketing and advertising	(275,394)	(204,857)	(153,467)
Personnel expenses	(105,794)	(63,280)	(48,130)
Financial expenses (i)	(104,544)	(68,301)	(29,696)
Chargebacks (ii)	(47,854)	(31,557)	(27,490)
Depreciation and amortization (iii)	(51,571)	(31,246)	(18,580)
Other	(142,022)	(66,737)	(32,665)

	(1,839,881)	(983,027)	(634,606)

Classified as:
Cost of services	(829,661)	(357,811)	(191,710)
Cost of sales	(494,719)	(265,856)	(190,773)
Selling expenses	(245,759)	(199,937)	(162,642)
Administrative expenses	(153,177)	(84,461)	(61,129)
Financial expenses	(104,544)	(68,301)	(29,696)
Other (expenses) income, net	(12,021)	(6,660)	1,345

	(1,839,881)	(983,027)	(634,606)

       (i)            Our financial expenses include (a) the charges we incur to obtain early payment of receivables owed to us by card issuers and acquirers in order to finance our early payment of receivables feature for merchants, (b) interest expense on our other borrowings and (c) the cost of swaps relating to our foreign currency borrowings.

     (ii)            Chargebacks refer to losses recognized in the period reflecting the risks of fraud associated with card processing operations, as detailed in Note 24 (iii).

    (iii)            The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

	2017	2016	2015
Depreciation
Cost of sales and services	(1,088)	(895)	(904)
Selling expenses	(10)	(11)	(27)
Administrative expenses	(714)	(371)	(393)

	(1,812)	(1,277)	(1,324)

Amortization
Cost of sales and services	(54,151)	(32,846)	(18,377)
Administrative expenses	(375)	(59)	(333)

	(54,526)	(32,905)	(18,710)

PIS and COFINS credits (*)	4,767	2,936	1,101

Depreciation and amortization expense, net	(51,571)	(31,246)	(18,933)

❖  PagSeguro Brazil has a tax benefit on PIS and COFINS that allows to reduce the depreciation and amortization expenses, when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.